Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions Used to Fair Value of Options Granted

The fair value of the option grants have been estimated, with the following weighted-average assumptions:

	Stock Options
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Expected dividend yield	—%	—%	—%
Risk-free interest rate	2.13%	1.87%	1.84%
Volatility	96.9%	102.2%	95.9%
Expected life	6.45 years	7 years	5 years

Summary of Stock Option Activity

The Company’s stock option activity and related information are summarized as follows:

	Outstanding Options
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years
Options outstanding at December 31, 2011	183,281	$1.03	7.75
Options granted	1,358,520	2.08	9.39
Options exercised	(19,498)	1.03	7.97

Options outstanding at December 31, 2012	1,522,304	1.95	9.10
Options granted	1,764,566	2.13	9.34

Options outstanding at December 31, 2013	3,286,870	2.05	8.77
Options granted	1,525,135	19.00	9.41
Options exercised	(79,441)	1.98	7.16

Options outstanding at December 31, 2014	4,732,564	$7.52	8.31

Exercisable at December 31, 2014	1,668,413	$2.07	7.47

Nonvested Stock Options

The following is a rollforward of the Company’s nonvested stock options for 2014:

	Options	Weighted- Average Grant Date Fair Value
Nonvested stock options at December 31, 2011	26,517	$0.56
Granted during the year	1,358,520	1.62
Vested during the year	(183,962)	1.36
Exercised or forfeited during the year	—	—

Nonvested stock options at December 31, 2012	1,201,075	1.64
Granted during the year	1,764,566	2.05
Vested during the year	(393,144)	1.62
Forfeited during the year	—	—

Nonvested stock options at December 31, 2013	2,572,497	1.92
Granted during the year	1,525,135	15.31
Vested during the year	(1,033,481)	2.07
Forfeited during the year	—	—

Nonvested stock options at December 31, 2014	3,064,151	$7.45